Equity Incentive Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Equity Incentive Plans

Note 10 – Equity Incentive Plans

2017 Equity Incentive Plan

Under the Company’s 2017 Equity Incentive Plan, as may be modified and amended by the Company from time to time (the “2017 Equity Plan”), the Board of Directors (the “Board”) (or the compensation committee of the Board, if one is established) may award stock options, stock appreciation rights (“SARs”), restricted stock awards (“RSAs”), restricted stock unit awards (“RSUs”), shares granted as a bonus or in lieu of another award, and other stock-based performance awards. The 2017 Equity Plan allocates 333,333 shares of the Company’s common stock (“Plan Shares”) for issuance of equity awards under the 2017 Equity Plan. If any shares subject to an award are forfeited, expire, or otherwise terminate without issuance of such shares, the shares will, to the extent of such forfeiture, expiration, or termination, again be available for awards under the 2017 Equity Plan.

2021 Equity Incentive Plan

On March 22, 2021, the Board approved the 2021 Equity Incentive Plan (the “2021 Equity Plan”), which was approved by the stockholders on July 22, 2021. The 2021 Equity Plan permits the Board to grant awards of up to 666,667 shares of common stock. The 2021 Plan provides for the grant of incentive stock options intended to qualify under Section 422 of the Internal Revenue Code of 1986, as amended (the “Code”), non-qualified stock options, stock appreciation rights (“SARs”), restricted stock awards and restricted stock unit awards and other equity linked awards to our employees, consultants and directors. If an equity award (i) expires or otherwise terminates without having been exercised in full or (ii) is settled in cash (i.e., the holder of the award receives cash rather than stock), such expiration, termination or settlement will not reduce (or otherwise offset) the number of shares of common stock that may be issued pursuant to this Plan.

During the nine months ended September 30, 2021, the Company issued no shares of its common stock.

During the nine months ended September 30, 2021, the Company granted awards for 21,777 non-qualified stock options as described below. Of the total awards granted, 20,239 were under the 2017 Equity Plan and 230,770 were issued under the 2021 Equity Plan.

As of September 30, 2021, of the 333,3333 shares authorized under the 2017 Plan for equity awards, 163,692 shares have been issued, awards related to 162,665 options remain outstanding, and 6,976 shares remain available for future equity awards. As of September 30, 2021, of the 666,667 shares authorized under the 2021 Equity Plan, 1,538 relate to outstanding options and 665,129 shares remain available for future equity awards.

There was $90,255 in unrecognized compensation expense for unvested non-qualified stock options at September 30, 2021 which will be recognized over approximately 3 years.

Surna Inc.

Notes to Condensed Consolidated Financial Statements

September 30, 2021

(in US Dollars except share numbers)

(Unaudited)

Non-Qualified Stock Options

A summary of the non-qualified stock options granted to employees and consultants under the 2017 Equity Plan during the nine months ended September 30, 2021, are presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, December 31, 2020	95,007	$12.45	8.3	$-
Granted	20,239	$12.75	10.0	$-
Exercised	-
Forfeited	(1,914)	$18.30	6.6	$-
Expired	-
Outstanding, September 30, 2021	113,332	$12.45	7.9	$-
Exercisable, September 30, 2021	101,665	$12.75	7.7	$-

During the nine months ended September 30, 2021, we issued a total of 20,239 stock options to employees as follows:

●	6,906 stock options were issued to 21 employees in respect of the Company’s 2020 Annual Incentive Awards. The options vested immediately, have a term of 10 years and an exercise price of $19.50.
●	13,333 stock options were issued to our newly appointed Chief Financial Officer. The options vest as follows: 1,667 vested immediately, 2,780 on June 30, 2022, 665,000 on June 30, 2023 and 668,000 on June 30, 2024. The options have a term of 10 years and an exercise price of $9.15.
●	During the nine months ended September 30, 2021, 1,914 fully vested stock options were forfeited following the departure of 3 former employees.

A summary of non-vested non-qualified stock options activity for employees and consultants under the 2017 Equity Plan for the nine months ended September 30, 2021, are presented in the table below:

	Number of Options	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value	Grant-Date Fair Value

Nonvested, December 31, 2020	-	$-	$-	$-
Granted	20,239	$12.30	$-	$-
Vested	(8,572)	$16.80	$66,412	$-
Forfeited	-			$-
Expired	-			$-
Nonvested, September 30, 2021	11,667	$9.15	$-	$104,800

For the nine months ended September 30, 2021 and September 30, 2020, the Company recorded $29,881 and $171,624 as compensation expense related to vested options issued to employees and consultants, net of forfeitures, respectively.

Surna Inc.

Notes to Condensed Consolidated Financial Statements

September 30, 2021

(in US Dollars except share numbers)

(Unaudited)

A summary of the non-qualified stock options granted to directors under the 2017 Equity Plan and the 2021 Equity Plan, during the nine months ended September 30, 2021, are presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)

Outstanding, December 31, 2020	49,333	$10.05	7.5	$-
Granted	1,538	$9.75	10.0	$-
Exercised	-
Forfeited/Cancelled	-
Expired	-
Outstanding, September 30, 2021	50,871	$10.05	6.8	$-
Exercisable, September 30, 2021	50,871	$10.05	6.8	$-

During the nine months ended September 30, 2021, we issued 1,538 non-qualified stock options to directors as retroactive compensation for the first half of 2021 under the 2021 Equity Plan.

A summary of non-vested non-qualified stock options activity for directors under the 2017 Equity Plan and the 2021 Equity Plan, for the nine months ended September 30, 2021, are presented in the table below:

	Number of Options	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value	Grant-Date Fair Value

Nonvested, December 31, 2020	6,667	$4.35	$31,000	$-
Granted	1,538	9.75	$(1,154)	$-
Vested	(8,205)	$5.40	$(29,846)	$-
Forfeited	-
Expired	-
Nonvested, September 30, 2021	-		$-	$-

During the nine months ended September 30, 2021 and September 30, 2020, the Company incurred $21,174 and $55,970, respectively, as compensation expense related to 8,205 and 10,142 vested options, respectively, issued to directors.

Effective June 24, 2020, the Company issued 13,333 non-qualified stock options under the 2017 Equity Plan to newly appointed directors. The options vested 50% upon grant and 50% on April 1, 2021, if the Director remained on the Board up to that time. The options have a term of 5 years and have an exercise price equal to the closing price of the Company’s common stock on The OTC Markets on the day immediately preceding the grant date.

Effective August 20, 2021, the Company issued 1,538 non-qualified stock options under the 2021 Equity Plan to its directors. The options vested upon grant. The options have a term of 10 years and an exercise price equal to the closing price of the Company’s common stock on The OTC Markets on the day immediately preceding the grant date.

Restricted Stock Units

There has been no activity related to RSUs during the nine months ended September 30, 2021.

The Company recorded $25,163 during the nine months ended September 30, 2020, as compensation expense related to vested RSUs issued to employees, directors and consultants.

Effective April 30, 2020, 5,333 RSUs vested. However, the holder elected to cancel the RSUs.

Surna Inc.

Notes to Condensed Consolidated Financial Statements

September 30, 2021

(in US Dollars except share numbers)

(Unaudited)

Note 14 – Equity Incentive Plan

On August 1, 2017, the Board adopted and approved the Company’s 2017 Equity Incentive Plan (the “2017 Equity Plan”) in order to attract, motivate, retain, and reward high-quality executives and other employees, officers, directors, consultants, and other persons who provide services to the Company by enabling such persons to acquire an equity interest in the Company. Under the 2017 Equity Plan, the Board (or the compensation committee of the Board, if one is established) may award stock options, stock appreciation rights (“SARs”), restricted stock awards (“RSAs”), restricted stock unit awards (“RSUs”), shares granted as a bonus or in lieu of another award, and other stock-based performance awards. The 2017 Equity Plan allocates 333,333 shares of the Company’s common stock (“Plan Shares”) for issuance of equity awards under the 2017 Equity Plan. As of December 31, 2020, the Company has granted, under the 2017 Equity Plan, awards in the form of RSAs for services rendered by independent directors and consultants, non-qualified stock options, RSUs and stock bonus awards.

The total unrecognized compensation expense for unvested non-qualified stock options at December 31, 2020 was $6,412, which will be recognized over approximately 3 months.

Restricted Stock Awards

As of December 31, 2018, the Company had accrued fees owed to the Company’s independent directors totaling $15,000, which were payable in equity. During the year ended December 31, 2019, the Company issued 1,316 shares of restricted stock, which were fully vested at the time of the award, in settlement of these accrued fees.

During the year ended December 31, 2019, the Company also awarded 5,263 shares of restricted stock under the 2017 Equity Plan to the Company’s independent directors and consultants as an equity retainer fee for 2019. These restricted shares were fully vested at the time of the award and the aggregate value attributable to these shares was $60,000, as calculated using the fair value of the Company’s common stock on date the Board approved these awards.

Non-Qualified Stock Options

The Company uses the Black-Scholes Model to determine the fair value of options granted. Option-pricing models require the input of highly subjective assumptions, particularly for the expected stock price volatility and the expected term of options. Changes in the subjective input assumptions can materially affect the fair value estimate. The expected stock price volatility assumptions are based on the historical volatility of the Company’s common stock over periods that are similar to the expected terms of grants and other relevant factors. The Company derives the expected term based on an average of the contract term and the vesting period taking into consideration the vesting schedules and future employee behavior with regard to option exercise. The risk-free interest rate is based on U.S. Treasury yields for a maturity approximating the expected term calculated at the date of grant. The Company has never paid any cash dividends on its common stock and the Company has no intention to pay a dividend at this time; therefore, the Company assumes that no dividends will be paid over the expected terms of option awards.

The Company determines the assumptions used in the valuation of option awards as of the date of grant. Differences in the expected stock price volatility, expected term or risk-free interest rate may necessitate distinct valuation assumptions at those grant dates. As such, the Company may use different assumptions for options granted throughout the year. The valuation assumptions used to determine the fair value of each option award on the date of grant were: expected stock price volatility 114.97% - 122.48%; expected term in 5 years and risk-free interest rate 0.2% - 2.37%.

Surna Inc.

Notes to Consolidated Financial Statements

Employee and Consultant Options

A summary of the non-qualified stock options granted to employees and consultants under the 2017 Equity Plan during the years ended December 31, 2020 and 2019 are presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, December 31, 2018	70,400	$15.60	8.4	$-
Granted	13,333	$12.00
Exercised	-	-
Forfeited	(16,055)	$17.40
Expired	(111)	$15.75
Outstanding, December 31, 2019	67,567	$14.40	7.7	$-
Granted	44,113	$10.50	10.0
Exercised	-
Forfeited	-
Expired	(16,673)	$15.15	4.3
Outstanding, December 31, 2020	95,007	$12.45	8.3	$-
Exercisable, December 31, 2020	95,007	$12.45	8.3	$-

A summary of non-vested non-qualified stock options activity for employees and consultants under the 2017 Equity Plan for the years ended December 31, 2020 and 2019 are presented in the table below:

	Number of Options	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value	Grant-Date Fair Value

Nonvested, December 31, 2018	48,889	$12.90	$-	$628,756
Granted	13,333	$9.75		$130,120
Vested	(32,833)	$11.10		$362,998
Forfeited	(16,056)	$15.30		$246,344
Expired	-	-		$-
Nonvested, December 31, 2019	13,333	$11.25	$-	$149,534
Granted	44,113	$8.85		$387,199
Vested	(57,446)	$9.30		$536,733
Forfeited	-			$-
Expired	-			$-
Nonvested, December 31, 2020	-		$-	$-

For the years ended December 31, 2020 and 2019, the Company recorded $189,568 and $390,485 as compensation expense related to vested options issued to employees and consultants, net of forfeitures, respectively. As of December 31, 2020, there was no unrecognized share-based compensation related to unvested options.

As of December 31, 2020, the Company had granted non-qualified options to purchase 68,333 shares which were performance-based. At December 31, 2020, non-qualified options to purchase 40,000 shares were forfeited due to the failure to satisfy the 2017, 2018 and 2019 revenue-based performance thresholds and 28,333 shares were forfeited due to employee terminations. No compensation expense had been recognized with respect to these performance-based awards since the likelihood of performance levels being obtained was determined to be remote.

Surna Inc.

Notes to Consolidated Financial Statements

Director Options

A summary of the non-qualified stock options granted to directors under the 2017 Equity Plan during the years ended December 31, 2020 and 2019 are presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)

Outstanding, December 31, 2018	6,000	$20.25	8.6	$-
Granted	-	-
Exercised	-	-
Forfeited/Cancelled	-	-
Expired	-	-
Outstanding, December 31, 2019	6,000	$20.25	7.6	$-
Granted	43,333	$8.55	8.5
Exercised	-	-
Forfeited/Cancelled	-	-
Expired	-	-
Outstanding, December 31, 2020	49,333	$10.05	7.5	$-
Exercisable, December 31, 2020	42,667	$10.95	8.0	$-

A summary of non-vested non-qualified stock options activity for directors under the 2017 Equity Plan for the years ended December 31, 2020 and 2019 are presented in the table below:

	Number of Options	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value	Grant-Date Fair Value

Nonvested, December 31, 2019	-	-	$-
Granted	-	-
Vested	-	-
Forfeited	-	-
Expired	-	-
Nonvested, December 31, 2019	-	-	$-
Granted	43,333	8.55		$373,000
Vested	(36,667)	9.45		$344,000
Forfeited	-	-		$-
Expired	-	-		$-
Nonvested, December 31, 2020	6,666	4.35	$5,800	$29,000

During the years ended December 31, 2020 and 2019, the Company incurred $62,452 and $0, respectively, as compensation expense related to 10,000 and 0 vested options, respectively, issued to directors. As of December 31, 2020, total unrecognized share-based compensation related to unvested options was $6,412.

Effective January 2, 2020, the Company issued 26,667 fully vested stock options to directors valued at $234,126 in respect of a 2019 special equity award that had been accrued for in full in the Company’s financial statements at December 31, 2019.

Further on January 2, 2020, the Company issued an additional 3,333 fully vested, non-qualified stock options under the 2017 Equity Plan valued at $29,266 to directors. The options have a term of 5 years and have an exercise price equal to the closing price of the Company’s common stock on The OTC Markets on the day immediately preceding the grant date of $10.50.

Effective June 24, 2020, the Company issued 13,333 non-qualified stock options under the 2017 Equity Plan, valued at $39,600, to newly appointed directors. The options vested 50% upon grant and 50% on April 1, 2021, if the Director remains on the Board up to that time. The options have a term of 5 years and have an exercise price equal to the closing price of the Company’s common stock on The OTC Markets on the day immediately preceding the grant date of $4.35.

As of December 31, 2020, awards related to 144,340 shares remain issued and outstanding.

Surna Inc.

Notes to Consolidated Financial Statements

Restricted Stock Units

A summary of the RSUs awarded to employees, directors and consultants under the 2017 Equity Plan during the years ended December 31, 2020 and 2019 are presented in the table below:

	Number of Units	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value

Outstanding, December 31, 2018	65,782	$21.00	$730,185
Granted	-	-
Vested and settled with share issuance	(7,467)	$27.15
Forfeited/canceled	(7,982)	$26.85
Outstanding, December 31, 2019	50,333	$19.20	$-
Granted	-	-
Vested and settled with share issuance	(45,000)	$18.15
Forfeited/canceled	(5,333)	$27.00
Outstanding, December 31, 2020	-		$-

For the years ended December 31, 2020 and 2019, the Company recorded $25,163 and $278,906 as compensation expense related to vested RSUs issued to employees, directors and consultants. As of December 31, 2020, there was no unrecognized share-based compensation related to unvested RSUs. The total intrinsic value of RSUs vested and settled with share issuance was $199,125 and $79,120 for the years ended December 31, 2020 and 2019. During the year ended December 31, 2020, the total intrinsic value of RSUs vested and settled with share issuance was $1,105,750, including the intrinsic value of $1,035,750 related to RSUs that had vested in 2018 but had not been settled until 2020 due to a dispute with a former employee over the required withholding taxes to be paid to the Company for remittance to the appropriate tax authorities as further discussed in Note 11 Commitments and Contingencies above.

Effective April 30, 2020, 5,333 RSUs vested. However, the holder elected to cancel the RSUs.

Incentive Stock Bonuses

The Company has entered into certain “at-will” employment agreements with certain employees. Under these agreements, the employees are eligible to receive special incentive stock bonuses, provided the Board has determined, in its sole discretion, that the employee’s performance has been average or better for the applicable special bonus period. This special stock incentive bonus is payable only if the employee continues in the employment of the Company.

For accounting purposes, the Company treats these special incentive stock bonuses as vesting over each bonus’s service period based on the fair value of the award at the time of grant. Even though these bonuses are subject to Board approval, the awards are vested over each service period because it is more likely than not that the Board will approve the award based on the “average or better” employee performance standard. Since the awards are denominated in shares of common stock, the fair value of the vested bonus is charged to additional paid-in capital.

Surna Inc.

Notes to Consolidated Financial Statements

A summary of the incentive stock bonus awards granted to employees under the 2017 Equity Plan during the years ended December 31, 2020 and 2019 are presented in the table below:

	Number of Shares	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value

Unvested, December 31, 2018	11,200	$16.80	$124,320
Awarded	-	-
Vested	(11,200)	$16.80
Forfeited	-	-
Unvested, December 31, 2019	-	-
Awarded	-	-
Vested	-	-
Forfeited	-	-
Unvested, December 31, 2020	-	-

For the years ended December 31, 2020 and 2019, the Company recorded $0 and $44,209 as compensation expense related to vested stock bonus awards issued to employees, net of forfeitures of $0 and $0, respectively. As of December 31, 2020, there was no unrecognized share-based compensation related to unvested stock bonus awards. The total intrinsic value of stock bonus awards vested and settled with share issuance was $0 and $58,240 for the years ended December 31, 2020 and 2019, respectively.